Financial Instruments, Derivatives, Guarantees and Concentration of Credit Risk	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Financial Instruments, Derivatives, Guarantees and Concentration of Credit Risk [Abstract]
Financial Instruments, Derivatives, Guarantees and Concentration of Credit Risk

Note 10. Financial Instruments, Derivatives, Guarantees and Concentration of Credit Risk

We use the following methods and assumptions for financial instruments that require fair value disclosure.

Cash and cash equivalents and restricted cash: The carrying amounts reported in the Consolidated Balance Sheet approximate fair value due to the nature of the instrument and/or the short-term maturity of these instruments.

Other: Includes margin deposits and customer margin deposits payable for which the amounts reported in the Consolidated Balance Sheet approximate fair value given the short-term status of the instruments.

Long-term debt: The fair value of our debt is determined on market rates and the prices of similar securities with similar terms and credit ratings.

Energy derivatives: Energy derivatives include futures, forwards, swaps, options and swaptions. These are carried at fair value in the Consolidated Balance Sheet. See Note 9 for a discussion of valuation of energy derivatives.

Carrying amounts and fair values of our financial instruments were as follows:

	March 31, 2012		December 31, 2011
Asset (Liability)	Carrying Amount	Fair Value	Carrying Amount	Fair Value
	(Millions)
Cash and cash equivalents	$362	$362	$526	$526
Restricted cash (current and noncurrent)	29	29	29	29
Other	—	—	(7)	(7)
Long-term debt (a)	1,508	1,501	1,502	1,523
Net energy derivatives:
Energy commodity cash flow hedges	343	343	347	347
Other energy derivatives	12	12	10	10

(a)	Excludes capital leases.

Energy Commodity Derivatives

Risk Management Activities

We are exposed to market risk from changes in energy commodity prices within our operations. We utilize derivatives to manage exposure to the variability in expected future cash flows from forecasted sales of natural gas, natural gas liquids and crude oil attributable to commodity price risk. Certain of these derivatives utilized for risk management purposes have been designated as cash flow hedges, while other derivatives have not been designated as cash flow hedges or do not qualify for hedge accounting despite hedging our future cash flows on an economic basis.

We produce, buy and sell natural gas, natural gas liquids and crude oil at different locations throughout the United States. To reduce exposure to a decrease in revenues from fluctuations in commodity market prices, we enter into futures contracts, swap agreements and financial option contracts to mitigate the price risk on forecasted sales of natural gas, natural gas liquids and crude oil. We have also entered into basis swap agreements to reduce the locational price risk associated with our natural gas producing basins. Those agreements and contracts designated as cash flow hedges are expected to be highly effective in offsetting cash flows attributable to the hedged risk during the term of the hedge. However, ineffectiveness may be recognized primarily as a result of locational differences between the hedging derivative and the hedged item. Our financial option contracts are purchased options, a combination of options that comprise a net purchased option or a zero-cost collar or swaptions. Our designation of the hedging relationship and method of assessing effectiveness for these option contracts are generally such that the hedging relationship is considered perfectly effective and no ineffectiveness is recognized in earnings.

The following table sets forth the derivative volumes designated as hedges of production volumes as of March 31, 2012:

Commodity	Period	Contract Type	Location	Notional Volume (BBtu/day)	Weighted Average Price ($/MMBtu)
Natural Gas	Apr – Dec 2012	Location Swaps	Rockies	135	$4.76
Natural Gas	Apr – Dec 2012	Location Swaps	San Juan	110	$4.94
Natural Gas	Apr – Dec 2012	Location Swaps	MidCon	65	$4.74
Natural Gas	Apr – Dec 2012	Location Swaps	SoCal	33	$5.14
Natural Gas	Apr – Dec 2012	Location Swaps	Northeast	143	$5.54
Natural Gas	2013	Location Swaps	Northeast	5	$6.48

Commodity	Period	Contract Type	Location	Notional Volume (Bbls/day)	Weighted Average Price ($/Bbl)
Crude Oil	Apr – Dec 2012	Business Day Avg Swaps	WTI	7,556	$97.56

The following table sets forth the derivative volumes not designated as hedges of production volumes as of March 31, 2012:

Commodity	Period	Contract Type	Location	Notional Volume (BBtu/day)	Weighted Average Price ($/MMBtu)
Natural Gas	Apr – Dec 2012	Location Swaps	MidCon	23	$4.80

Commodity	Period	Contract Type	Location	Notional Volume (Bbls/day)	Weighted Average Price ($/Bbl)
Crude Oil	Apr – Dec 2012	Business Day Avg Swaps	WTI	331	$108.00
Crude Oil	Apr – Dec 2012	Swaption	WTI	778	$108.00
Crude Oil	Apr – Dec 2012	Costless Collar	WTI	2,000	$85.00/$106.30
Crude Oil	2013	Business Day Avg Swaps	WTI	6,000	$97.28

Commodity	Period	Contract Type	Location	Notional Volume (Bbls/day)	Weighted Average Price ($Bbl)
Natural Gas Liquids	Apr – Dec 2012	Swaps	Mont Belvieu	4,000	$50.74

We also enter into forward contracts to buy and sell natural gas to maximize the economic value of transportation agreements and storage capacity agreements. To reduce exposure to a decrease in margins from fluctuations in natural gas market prices, we may enter into futures contracts, swap agreements and financial option contracts to mitigate the price risk associated with these contracts. Derivatives for transportation and storage contracts have not been designated as hedging instruments, despite economically hedging the expected cash flows generated by those agreements.

We also enter into energy commodity derivatives for other than risk management purposes, including managing certain remaining legacy natural gas contracts and positions from our former power business and providing services to third parties and affiliated entities. These legacy natural gas contracts include substantially offsetting positions and have had an insignificant net impact on earnings.

The following table depicts the notional amounts of the net long (short) positions which do not represent hedges of our production in our commodity derivatives portfolio as of March 31, 2012. Natural gas is presented in millions of British Thermal Units (“MMBtu”). All of the Central hub risk realizes by March 31, 2013 and 83% of the basis risk realizes by 2013. The net index position includes contracts for the future sale of physical natural gas related to our production. Offsetting these sales are contracts for the future production of physical natural gas related to WPZ’s natural gas shrink requirements. These contracts result in minimal commodity price risk exposure and have a value of less than $1 million at March 31, 2012.

Derivative Notional Volumes	Unit of Measure	Central Hub Risk (a)	Basis Risk (b)	Index Risk (c)
Not Designated as Hedging Instruments
Risk Management	MMBtu	(14,137,000)	(11,588,310)	(59,196,902)
Other	MMBtu	50,000	(1,070,000)

(a)	Includes physical and financial derivative transactions that settle against the Henry Hub price.
(b)	Includes physical and financial derivative transactions priced off the difference in value between the Central Hub and another specific delivery point.
(c)	Includes physical derivative transactions at an unknown future price, including purchases of 45,114,058 MMBtu primarily on behalf of WPZ and sales of 104,310,960 MMBtu.

Fair values and gains (losses)

The following table presents the fair value of energy commodity derivatives. Our derivatives are presented as separate line items in our Consolidated Balance Sheet as current and noncurrent derivative assets and liabilities. Derivatives are classified as current or noncurrent based on the contractual timing of expected future net cash flows of individual contracts. The expected future net cash flows for derivatives classified as current are expected to occur within the next 12 months. The fair value amounts are presented on a gross basis and do not reflect the netting of asset and liability positions permitted under the terms of our master netting arrangements. Further, the amounts below do not include cash held on deposit in margin accounts that we have received or remitted to collateralize certain derivative positions.

	March 31, 2012		December 31, 2011
	Assets	Liabilities	Assets	Liabilities
	(Millions)
Designated as hedging instruments	$363	$20	$360	$13
Not designated as hedging instruments:
Legacy natural gas contracts from former power business	117	117	93	92
All other	58	46	63	54

Total derivatives not designated as hedging instruments	175	163	156	146

Total derivatives	$538	$183	$516	$159

The following table presents pre-tax gains and losses for our energy commodity derivatives designated as cash flow hedges, as recognized in accumulated other comprehensive income (“AOCI”) or revenues.

	Three months ended March 31,
	2012	2011	Classification
	(Millions)
Net gain (loss) recognized in other comprehensive income (loss) (effective portion)	$102	$(20)	AOCI
Net gain reclassified from accumulated other comprehensive income (loss) into income (effective portion) (a)	$106	$75	Revenues
Loss recognized in income (ineffective portion)	$(1)	$(1)	Revenues

(a)	Gains reclassified from accumulated other comprehensive income (loss) primarily represent realized gains associated with our production reflected in natural gas sales and oil and condensate sales.

There were no gains or losses recognized in income as a result of excluding amounts from the assessment of hedge effectiveness.

The following table presents pre-tax gains and losses for our energy commodity derivatives not designated as hedging instruments.

	Three months ended March 31,
	2012	2011
	(Millions)
Revenues	$14	$3
Expenses	—	—

Net gain	$14	$3

The cash flow impact of our derivative activities is presented in the Consolidated Statement of Cash Flows as changes in current and noncurrent derivative assets and liabilities.

Credit-risk-related features

Certain of our derivative contracts contain credit-risk-related provisions that would require us, under certain events, to post additional collateral in support of our net derivative liability positions. These credit-risk-related provisions require us to post collateral in the form of cash or letters of credit when our net liability positions exceed an established credit threshold. The credit thresholds are typically based on our senior unsecured debt ratings from Standard and Poor’s and/or Moody’s Investment Services. Under these contracts, a credit ratings decline would lower our credit thresholds, thus requiring us to post additional collateral. We also have contracts that contain adequate assurance provisions giving the counterparty the right to request collateral in an amount that corresponds to the outstanding net liability.

As of March 31, 2012, we had a net derivative liability position of $31 million, which includes a liability credit reserve for our own nonperformance risk of less than $1 million. The collateral that we would be required to post, assuming our credit thresholds were eliminated and a call for adequate assurance under the credit risk provisions in our derivative contracts were triggered, was $15 million.

Cash flow hedges

Changes in the fair value of our cash flow hedges, to the extent effective, are deferred in AOCI and reclassified into earnings in the same period or periods in which the hedged forecasted purchases or sales affect earnings, or when it is probable that the hedged forecasted transaction will not occur by the end of the originally specified time period. During March 2012, approximately $15 million of unrealized gains were recognized into earnings in 2012 for hedge transactions where the underlying transactions were no longer probable of occurring due to the sale of our Barnett Shale properties. The $15 million gain is included in mark to market gains and losses and hedge ineffectiveness on the consolidated statement of operations for the three months ended March 31, 2012. As of March 31, 2012, we have hedged portions of future cash flows associated with anticipated energy commodity purchases and sales for up to twelve months. Based on recorded values at March 31, 2012, $218 million of net gains (net of income tax provision of $126 million) will be reclassified into earnings within the next year. These recorded values are based on market prices of the commodities as of March 31, 2012. Due to the volatile nature of commodity prices and changes in the creditworthiness of counterparties, actual gains or losses realized within the next year will likely differ from these values. These gains or losses are expected to substantially offset net losses or gains that will be realized in earnings from previous unfavorable or favorable market movements associated with underlying hedged transactions.

Concentration of Credit Risk

Derivative assets and liabilities

We have a risk of loss from counterparties not performing pursuant to the terms of their contractual obligations. Counterparty performance can be influenced by changes in the economy and regulatory issues, among other factors. Risk of loss is impacted by several factors, including credit considerations and the regulatory environment in which a counterparty transacts. We attempt to minimize credit-risk exposure to derivative counterparties and brokers through formal credit policies, consideration of credit ratings from public ratings agencies, monitoring procedures, master netting agreements and collateral support under certain circumstances. Collateral support could include letters of credit, payment under margin agreements, and guarantees of payment by credit worthy parties.

We also enter into master netting agreements to mitigate counterparty performance and credit risk. During 2012 and 2011 we did not incur any significant losses due to counterparty bankruptcy filings.

The gross credit exposure from our derivative contracts as of March 31, 2012, is summarized as follows.

Counterparty Type	Investment Grade (a)	Total
	(Millions)
Gas and electric utilities and integrated oil and gas companies	$1	$1
Energy marketers and traders	—	78
Financial institutions	459	459

	$460	538

Credit reserves		—

Gross credit exposure from derivatives		$538

(a)	We determine investment grade primarily using publicly available credit ratings. We include counterparties with a minimum Standard & Poor’s rating of BBB- or Moody’s Investors Service rating of Baa3 in investment grade.

We assess our credit exposure on a net basis to reflect master netting agreements in place with certain counterparties. We offset our credit exposure to each counterparty with amounts we owe the counterparty under derivative contracts. The net credit exposure from our derivatives as of March 31, 2012, excluding collateral support discussed below, is summarized as follows.

Counterparty Type	Investment Grade (a)	Total
	(Millions)
Gas and electric utilities	$—	$—
Energy marketers and traders	—	2
Financial institutions	384	384

	$384	386

Credit reserves		—

Net credit exposure from derivatives		$386

(a)	We determine investment grade primarily using publicly available credit ratings. We include counterparties with a minimum Standard & Poor’s rating of BBB- or Moody’s Investors Service rating of Baa3 in investment grade.

Our eight largest net counterparty positions represent approximately 99 percent of our net credit exposure from derivatives and are all with investment grade counterparties. Under our new marginless hedging agreements with key banks, we nor the participating financial institutions are required to provide collateral support related to hedging activities.

At March 31, 2012, we did not hold collateral support, either in the form of cash or letters of credit, related to our other derivative positions.

Note 17. Financial Instruments, Derivatives, Guarantees and Concentration of Credit Risk

We use the following methods and assumptions for financial instruments that require fair value disclosure.

Cash and cash equivalents and restricted cash: The carrying amounts reported in the Consolidated Balance Sheet approximate fair value due to the nature of the instrument and/or the short-term maturity of these instruments.

Other: Includes margin deposits and customer margin deposits payable for which the amounts reported in the Consolidated Balance Sheet approximate fair value given the short-term status of the instruments.

Long-term debt: The fair value of our debt is determined on market rates and the prices of similar securities with similar terms and credit ratings.

Energy derivatives: Energy derivatives include futures, forwards, swaps and options. These are carried at fair value in the Consolidated Balance Sheet. See Note 16 for a discussion of valuation of energy derivatives.

Carrying amounts and fair values of our financial instruments were as follows:

	December 31,
	2011		2010
Asset (Liability)	Carrying Amount	Fair Value	Carrying Amount	Fair Value
	(Millions)
Cash and cash equivalents	$526	$526	$37	$37
Restricted cash (current and noncurrent)	29	29	24	24
Other	(7)	(7)	(25)	(25)
Long-term debt (1)	1,502	1,523	—	—
Net energy derivatives:
Energy commodity cash flow hedges	347	347	266	266
Other energy derivatives	10	10	18	18

(1)	Excludes capital leases.

For the year ended December 31, 2010 our note payable to Williams had a carrying amount of $2,261, which approximated fair value.

Energy Commodity Derivatives

Risk Management Activities

We are exposed to market risk from changes in energy commodity prices within our operations. We utilize derivatives to manage exposure to the variability in expected future cash flows from forecasted sales of natural gas and oil attributable to commodity price risk. Certain of these derivatives utilized for risk management purposes have been designated as cash flow hedges, while other derivatives have not been designated as cash flow hedges or do not qualify for hedge accounting despite hedging our future cash flows on an economic basis.

We produce, buy and sell natural gas and oil at different locations throughout the United States. To reduce exposure to a decrease in revenues from fluctuations in natural gas market prices, we enter into natural gas and oil futures contracts, swap agreements, and financial option contracts to mitigate the price risk on forecasted sales of natural gas and oil. We have also entered into basis swap agreements to reduce the locational price risk associated with our producing basins. Those agreements and contracts designated as cash flow hedges are expected to be highly effective in offsetting cash flows attributable to the hedged risk during the term of the hedge. However, ineffectiveness may be recognized primarily as a result of locational differences between the hedging derivative and the hedged item. Our financial option contracts are either purchased options or a combination of options that comprise a net purchased option or a zero-cost collar. Our designation of the hedging relationship and method of assessing effectiveness for these option contracts are generally such that the hedging relationship is considered perfectly effective and no ineffectiveness is recognized in earnings.

The following table sets forth the derivative volumes designated as hedges of production volumes as of December 31, 2011:

Commodity	Period	Contract Type	Location	Notional Volume (BBtu)	Weighted Average Price ($/MMBtu)
Natural Gas	2012	Location Swaps	Rockies	49,410	$4.76
Natural Gas	2012	Location Swaps	San Juan	40,260	$4.94
Natural Gas	2012	Location Swaps	MidCon	32,025	$4.76
Natural Gas	2012	Location Swaps	SoCal	11,895	$5.14
Natural Gas	2012	Location Swaps	Northeast	52,460	$5.58
Natural Gas	2013	Location Swaps	Northeast	1,800	$6.48

Commodity	Period	Contract Type	Location	Notional Volume (MBbl)	Weighted Average Price ($/Bbl)
Crude Oil	2012	Business Day Avg Swaps	Midcon	2,624	$97.32

We also enter into forward contracts to buy and sell natural gas to maximize the economic value of transportation agreements and storage capacity agreements. To reduce exposure to a decrease in margins from fluctuations in natural gas market prices, we may enter into futures contracts, swap agreements, and financial option contracts to mitigate the price risk associated with these contracts. Derivatives for transportation and storage contracts have not been designated as hedging instruments, despite economically hedging the expected cash flows generated by those agreements.

We also enter into energy commodity derivatives for other than risk management purposes, including managing certain remaining legacy natural gas contracts and positions from our former power business and providing services to third parties and affiliated entities. These legacy natural gas contracts include substantially offsetting positions and have had an insignificant net impact on earnings.

The following table depicts the notional amounts of the net long (short) positions which we did not designate as hedges of our production in our commodity derivatives portfolio as of December 31, 2011. Natural gas is presented in millions of British Thermal Units (MMBtu) and crude oil is presented in barrels. The volumes for options represent zero-cost collars and present one side of the short position. These 2012 options were executed to reduce exposure to a decrease in revenues from fluctuations in crude oil market prices. The floor and ceiling prices associated with these collars are $85 per barrel and $106.30 per barrel, respectively, and realize by December 2012. Despite being economic hedges, we did not designate these contracts in a hedge relationship for accounting purposes. All of the Central hub risk realizes by March 31, 2013 and 91% of the basis risk realizes by 2013. The net index position includes contracts for the future sale of physical natural gas related to our production. Offsetting these sales are contracts for the future production of physical natural gas related to WPZ’s natural gas shrink requirements. These contracts result in minimal commodity price risk exposure and have a value of less than $1 million at December 31, 2011.

Derivative Notional Volumes	Unit of Measure	Central Hub Risk (a)	Basis Risk (b)	Index Risk (c)	Option Risk (e)
Not Designated as Hedging Instruments
Risk Management	MMBtu	(14,396,621)	(15,570,621)	(35,487,182)
Other	MMBtu	(7,500)	(7,102,500)
Risk Management (d)	Barrels	(730,000)			(732,000)

(a)	includes physical and financial derivative transactions that settle against the Henry Hub price;
(b)	includes physical and financial derivative transactions priced off the difference in value between the Central Hub and another specific delivery point;
(c)	includes physical derivative transactions at an unknown future price, including purchases of 81,679,958 MMBtu primarily on behalf of WPZ and sales of 117,167,110 MMBtu.
(d)	includes financial derivatives entered into to hedge our crude oil exposure that were not designated in a hedging relationship at December 31, 2011.
(e)	includes all fixed price options or combination of options that set a floor and/or ceiling for the transaction price of a commodity.

Fair values and gains (losses)

The following table presents the fair value of energy commodity derivatives. Our derivatives are presented as separate line items in our Consolidated Balance Sheet as current and noncurrent derivative assets and liabilities. Derivatives are classified as current or noncurrent based on the contractual timing of expected future net cash flows of individual contracts. The expected future net cash flows for derivatives classified as current are expected to occur within the next 12 months. The fair value amounts are presented on a gross basis and do not reflect the netting of asset and liability positions permitted under the terms of our master netting arrangements. Further, the amounts below do not include cash held on deposit in margin accounts that we have received or remitted to collateralize certain derivative positions.

	December 31,
	2011		2010
	Assets	Liabilities	Assets	Liabilities
	(Millions)
Designated as hedging instruments	$360	$13	$288	$22
Not designated as hedging instruments:
Legacy natural gas contracts from former power business	93	92	186	187
All other	63	54	99	80

Total derivatives not designated as hedging instruments	156	146	285	267

Total derivatives	$516	$159	$573	$289

The following table presents pre-tax gains and losses for our energy commodity derivatives designated as cash flow hedges, as recognized in accumulated other comprehensive income (AOCI) or revenues.

	Years Ended December 31,
	2011	2010	Classification
	(Millions)
Net gain recognized in other comprehensive income (loss) (effective portion)	$413	$505	AOCI
Net gain reclassified from accumulated other comprehensive income (loss) into income (effective portion) (1)	$331	$354	Revenues
Gain recognized in income (ineffective portion)	$—	$9	Revenues

(1)	Gains reclassified from accumulated other comprehensive income (loss) primarily represent realized gains associated with our production reflected in oil and gas sales.

There were no gains or losses recognized in income as a result of excluding amounts from the assessment of hedge effectiveness.

The following table presents pre-tax gains and losses for our energy commodity derivatives not designated as hedging instruments.

	Years Ended December 31,
	2011	2010
	(Millions)
Revenues	$30	$47
Expenses	—	28

Net gain	$30	$19

The cash flow impact of our derivative activities is presented in the Consolidated Statement of Cash Flows as changes in current and noncurrent derivative assets and liabilities.

Credit-risk-related features

Certain of our derivative contracts contain credit-risk-related provisions that would require us, in certain circumstances, to post additional collateral in support of our net derivative liability positions. These credit-risk-related provisions require us to post collateral in the form of cash or letters of credit when our net liability positions exceed an established credit threshold. The credit thresholds are typically based on our senior unsecured debt ratings from Standard and Poor’s and/or Moody’s Investors Service. Under these contracts, a credit ratings decline would lower our credit thresholds, thus requiring us to post additional collateral. We also have contracts that contain adequate assurance provisions giving the counterparty the right to request collateral in an amount that corresponds to the outstanding net liability. Additionally, we have an unsecured agreements with certain banks related to economic hedging activities. We are not required to provide collateral support for net derivative liability positions under these agreements.

As of December 31, 2011, we had collateral totaling $18 million posted to derivative counterparties to support the aggregate fair value of our net $37 million derivative liability position (reflecting master netting arrangements in place with certain counterparties), which includes a reduction of less than $1 million to our liability balance for our own nonperformance risk. At December 31, 2010, we had collateral totaling $8 million posted to derivative counterparties, all of which was in the form of letters of credit, to support the aggregate fair value of our net derivative liability position (reflecting master netting arrangements in place with certain counterparties) of $36 million, which included a reduction of less than $1 million to our liability balance for our own nonperformance risk. The additional collateral that we would have been required to post, assuming our credit thresholds were eliminated and a call for adequate assurance under the credit risk provisions in our derivative contracts was triggered, was $19 million and $29 million at December 31, 2011 and December 31, 2010, respectively.

Cash flow hedges

Changes in the fair value of our cash flow hedges, to the extent effective, are deferred in AOCI and reclassified into earnings in the same period or periods in which the hedged forecasted purchases or sales affect earnings, or when it is probable that the hedged forecasted transaction will not occur by the end of the originally specified time period. As of December 31, 2011, we have hedged portions of future cash flows associated with anticipated energy commodity purchases and sales for up to two years. Based on recorded values at December 31, 2011, $219 million of net gains (net of income tax provision of $127 million) will be reclassified into earnings within the next year. These recorded values are based on market prices of the commodities as of December 31, 2011. Due to the volatile nature of commodity prices and changes in the creditworthiness of counterparties, actual gains or losses realized within the next year will likely differ from these values. These gains or losses are expected to substantially offset net losses or gains that will be realized in earnings from previous unfavorable or favorable market movements associated with underlying hedged transactions.

Concentration of Credit Risk

Cash equivalents

Our cash equivalents are primarily invested in funds with high-quality, short-term securities and instruments that are issued or guaranteed by the U.S. government.

Accounts receivable

The following table summarizes concentration of receivables (other than as relates to Williams), net of allowances, by product or service as of December 31:

	2011	2010
	(Millions)
Receivables by product or service:
Sale of natural gas and related products and services	$286	$272
Joint interest owners	150	83
Other	11	7

Total	$447	$362

Natural gas customers include pipelines, distribution companies, producers, gas marketers and industrial users primarily located in the eastern and northwestern United States, Rocky Mountains and Gulf Coast. As a general policy, collateral is not required for receivables, but customers’ financial condition and credit worthiness are evaluated regularly.

Derivative assets and liabilities

We have a risk of loss from counterparties not performing pursuant to the terms of their contractual obligations. Counterparty performance can be influenced by changes in the economy and regulatory issues, among other factors. Risk of loss is impacted by several factors, including credit considerations and the regulatory environment in which a counterparty transacts. We attempt to minimize credit-risk exposure to derivative counterparties and brokers through formal credit policies, consideration of credit ratings from public ratings agencies, monitoring procedures, master netting agreements and collateral support under certain circumstances. Collateral support could include letters of credit, payment under margin agreements, and guarantees of payment by credit worthy parties.

We also enter into master netting agreements to mitigate counterparty performance and credit risk. During 2011, 2010 and 2009, we did not incur any significant losses due to counterparty bankruptcy filings.

The gross credit exposure from our derivative contracts as of December 31, 2011, is summarized as follows.

Counterparty Type	Investment Grade*	Total
	(Millions)
Gas and electric utilities and integrated oil and gas companies	$2	$2
Energy marketers and traders	—	50
Financial institutions	410	464

	$412	516

Credit reserves		—

Gross credit exposure from derivatives		$516

We assess our credit exposure on a net basis to reflect master netting agreements in place with certain counterparties. We offset our credit exposure to each counterparty with amounts we owe the counterparty under derivative contracts. The net credit exposure from our derivatives as of December 31, 2011, excluding collateral support discussed below, is summarized as follows.

Counterparty Type	Investment Grade*	Total
	(Millions)
Gas and electric utilities	$2	$2
Energy marketers and traders	—	4
Financial institutions	374	388

	$376	394

Credit reserves		—

Net credit exposure from derivatives		$394

*	We determine investment grade primarily using publicly available credit ratings. We include counterparties with a minimum Standard & Poor’s rating of BBB- or Moody’s Investors Service rating of Baa3 in investment grade.

Our seven largest net counterparty positions represent approximately 97 percent of our net credit exposure from derivatives and are all with investment grade counterparties. Included within this group are counterparty positions hedging our production of energy commodities, representing 88 percent of our net credit exposure from derivatives. Under our new marginless hedging agreements with key banks, we nor the participating financial institutions are required to provide collateral support related to hedging activities.

At December 31, 2011, we hold collateral support, which may include cash or letters of credit, of $2 million related to our other derivative positions.

Revenues

During 2011 and 2010, BP Energy Company, a domestic segment customer, accounted for 11% and 13% of our consolidated revenues, respectively. During 2009, there were no customers for which our sales exceeded 10 percent of our consolidated revenues. Management believes that the loss of any individual purchaser would not have a long-term material adverse impact on the financial position or results of operations of the Company.